Commitments and Contingencies	12 Months Ended
Dec. 31, 2018
Commitments and Contingencies [Abstract]
Commitments and Contingencies
9.	Commitments and Contingencies:

Contingencies

Various claims, lawsuits, and complaints, including those involving government regulations and product liability, arise in the ordinary course of the shipping business. In addition, losses may arise from disputes with charterers, agents, insurance and other claims with suppliers relating to the operations of the Company's vessels. Currently, management is not aware of any such claims or contingent liabilities, which should be disclosed, or for which a provision should be established in the accompanying consolidated financial statements.

The Company accrues for the cost of environmental liabilities when management becomes aware that a liability is probable and is able to reasonably estimate the probable exposure. Currently, management is not aware of any such claims or contingent liabilities that should be disclosed, or for which a provision should be established in the accompanying consolidated financial statements. The Company is covered for liabilities associated with the individual vessels' actions to the maximum limits as provided by Protection and Indemnity (P&I) Clubs, members of the International Group of P&I Clubs.

Commitments

As discussed in Note 2(p), the Company employees certain of its’ vessels under lease agreements. Time charters typically may provide for variable lease payments with charterers’ options to extend the lease terms and termination clauses. The Company’s time charters range from 5 to 60 months and extension periods vary from 3 to 18 months. In addition, the time charters contain termination clauses which protect either the Company or the charterers from material adverse situations. Variable lease payments in the Company’s time charters vary based on changes on freight market index. The Company has the option to convert some of these variable lease payments to fixed based on the prevailing Capesize forward freight agreement rates.

Future minimum contractual charter revenue, based on vessels committed to non-cancelable, time charter contracts as of December 31, 2018, will be $30,805 during the years 2019 to 2023. These amounts do not include any assumed off-hire.

The following table sets forth the Company's future minimum contractual charter revenue as at December 31, 2018:

Twelve month periods ending December 31,	Amount
2019	8,540
2020	5,661
2021	5,738
2022	5,831
2023	5,035
Total	30,805

In April 2018, the Company moved into its new office spaces under a five year lease term, with a Company option to extend the lease term for another five years. The monthly rent is Euro 13,000 (or $15 based on the Euro/U.S. dollar exchange rate of €1.0000:$1.145 as of December 31, 2018), which is adjusted annually by one percent for inflation. The first year rent payments have been prepaid as of December 31, 2018. Under ASC 842, the lease is classified as an operating lease and a lease liability and right-of-use asset based on the present value of future minimum lease payments have been recognized on the balance sheet. The monthly rent expense is recorded in General and administrative expenses.

The following table sets forth the Company's office rental obligations as at December 31, 2018:

Twelve month periods ending December 31,	Amount
2019	128
2020	182
2021	184
2022	185
2023	54
Total	733